Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Tax Expense

(Dollars in thousands)	2012	2011	2010
Current:
Federal	$108	0	(3,956)
State	24	0	(1,764)

Total current	132	0	(5,720)

Deferred:
Federal	1,598	(4,010)	(2,773)
State	280	(873)	(1,781)

Total deferred	1,878	(4,883)	(4,554)

Change in valuation allowance	(1,878)	4,883	16,597

Income tax expense	$132	0	6,323

The difference between expected income tax benefit and the actual income tax expense

(Dollars in thousands)	2012	2011	2010
Expected federal income tax expense (benefit)	$1,854	(3,929)	(7,703)
Items affecting federal income tax:
State income taxes, net of federal income tax expense (benefit)	327	(645)	(2,474)
Tax exempt interest	(86)	(123)	(133)
Increase (decrease) in valuation allowance	(1,878)	4,883	16,597
Other, net	(85)	(186)	36

Income tax expense	$132	0	6,323

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities

(Dollars in thousands)	2012	2011
Deferred tax assets:
Allowances for loan and real estate losses	$10,523	12,401
Deferred compensation costs	315	322
Deferred ESOP loan asset	717	702
Restricted stock expense	99	130
Nonaccruing loan interest	800	416
Federal net operating loss carry forward	5,113	5,936
State net operating loss carry forward	3,219	3,301
Capitalized other real estate owned expenses	194	0
Other	166	162

Total gross deferred tax assets	21,146	23,370
Deferred tax liabilities:
Net unrealized gain on securities available for sale	123	328
Deferred loan fees and costs	312	317
Premises and equipment basis difference	155	407
Originated mortgage servicing rights	707	607
Other	247	231

Total gross deferred tax liabilities	1,544	1,890

Net deferred tax assets	19,602	21,480
Valuation allowance	(19,602)	(21,480)

Deferred tax assets, net of valuation allowance	$0	0